UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form 13F File Number: 28-7320
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York              8/11/2003
-------------------              -----------------------              ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            34
                                         ------------
Form 13F Information Table Value Total:  $163,647,672
                                         ------------



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 10747104  159358          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  8974201  312908          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8607962  286550          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  8443758  139451          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8342816  187479          Sole    none        x      0    0
WYETH                          COMMON           983024100  7908983  173633          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7783223  145020          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7740302  109280          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    7198298  234091          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  7041792  338385          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   6854111  202425          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6711668  111675          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6606318  193450          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6525839  136040          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   6314634  114437          Sole    none        x      0    0
ALTRIA                         COMMON           02209s103  6286715  138352          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6003910  128784          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  5132755  107899          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  4976879   86675          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4557766  177760          Sole    none        x      0    0
DENTSPLY                       COMMON           249030107  3582976   87475          Sole    none        x      0    0
CISCO                          COMMON           17275R102  3541179  210910          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  3303746   74325          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2657281  198601          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2205048  111648          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1966144  100570          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1352730   37670          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   545513   15960          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   426887    8257          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   361998    7800          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   252700   10000          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   251694    7900          Sole    none        x      0    0
M&T                            COMMON           55261F104   235816    2800          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   204926    4788          Sole    none        x      0    0


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